RETIREMENT PLANS AND POST RETIREMENT PENSION PLANS, Expected Benefit Payments (Details) $ in Millions	Oct. 31, 2023 USD ($)
Pension Plan | Foreign Plan
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year	$ 18
Future benefit payments [Abstract]
2022	35
2023	36
2024	37
2025	37
2026	39
2027 - 2031	202
Pension Plan | UNITED STATES
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year	0
Future benefit payments [Abstract]
2022	33
2023	31
2024	31
2025	32
2026	32
2027 - 2031	142
Post-Retirement Benefit Plan | UNITED STATES
Future benefit payments [Abstract]
2022	7
2023	7
2024	8
2025	8
2026	8
2027 - 2031	33
Other Postretirement Benefits Plan | UNITED STATES
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year	$ 0